Fees Summary	Sep. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 498,825,000.00
Previously Paid Amount	0.00
Total Fee Amount	76,370.11
Total Offset Amount	0.00
Net Fee	$ 76,370.11
Final Prospectus	true